Statements of Changes In Stockholders' Equity - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Foreign Currency Translation Adjustments [Member]	Retained Earnings [Member]	Stockholders Equity [Member]	Noncontrolling Interest [Member]	Total
Balance, value at Dec. 31, 2021		$ 43	$ 23,607,741	$ (26,275)	$ (17,098,227)	$ 6,483,282	$ (70,671)	$ 6,412,611
Balance, shares at Dec. 31, 2021		429,953
Issuance of shares, net of issuance costs of $696,670	[1]	$ 23	4,103,307			4,103,330		4,103,330
Issuance of shares, net of issuance costs, shares		228,572
Issuance of shares to employees and service providers	[1]	$ 3	916,476			916,479	591	917,070
Issuance of shares to employees and services providers, shares		29,747
Share based compensation to employees and directors	[1]		82,888			82,888	1,283	84,171
Comprehensive loss for the year	[1]				(5,739,600)	(5,739,600)	(40,241)	(5,779,841)
Balance, value at Dec. 31, 2022		$ 69	28,710,412	(26,275)	(22,837,827)	5,846,379	(109,038)	5,737,341
Balance, shares at Dec. 31, 2022		688,272
Issuance of shares to employees and service providers	[1]	$ 99	2,923,742			2,923,841		2,923,841
Issuance of shares to employees and services providers, shares		990,092
Share based compensation to employees and directors	[1]		23,266			23,266	434	23,700
Comprehensive loss for the year	[1]				(6,522,408)	(6,522,408)	(737,510)	(7,259,918)
Issuance of shares for Plantify exchange agreement (note 5)	[1]	$ 17	826,688			826,705		826,705
Issuance of shares for Plantify exchange agreement , shares		166,340
Issuance of shares for Yaaran exchange agreement (note 6 and note 10(22))	[1]	$ 22	997,002			997,024	664,683	1,661,707
Issuance of shares for Yaaran exchange agreement, shares		223,008
Issuance of shares for standby equity purchase agreement I	[1]	$ 78	2,290,850			2,290,928		2,290,928
Stock issued during period, shares equity purchase agreement I, shares		777,224
Issuance of shares for standby equity purchase agreement II	[1]	$ 11	254,263			254,274		254,274
Stock issued during period, shares equity purchase agreement II, shares		110,554
Transactions with non- controlling interests (note 6)	[1]		(160,000)			(160,000)	160,000
Balance, value at Dec. 31, 2023		$ 296	$ 35,866,223	$ (26,275)	$ (29,360,235)	$ 6,480,009	$ (21,431)	$ 6,458,578
Balance, shares at Dec. 31, 2023		2,955,490

[1]	Adjusted to reflect